Accounts Receivable, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Allowance for doubtful accounts	$ 528	$ 2,861
Outstanding accounts receivable	$ 2,207,417